COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Less than one year	$ 190
One to five years	550
Commitments And Contingencies
Statement [Line Items]
Less than one year	95
One to five years	336
Total commitment	$ 431